Investment in Weibo (Details) $ in Thousands					1 Months Ended		12 Months Ended
	Apr. 17, 2014 USD ($) shares	Apr. 16, 2014 USD ($) shares	Mar. 28, 2014 Vote	Apr. 29, 2013 USD ($) shares	Jun. 30, 2015 USD ($) Partnership	Apr. 30, 2014 shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Investment in Weibo
Stock-based compensation charge recorded to reflect the difference between the proceeds received by employees and the fair value of the employee vested shares sold							$ 56,139	$ 32,493	$ 47,101
Gain (loss) recognized as subsequent change in fair value of investor option liability								(46,972)	21,064
Deemed contribution recognized								76,476
Revenue derived from related parties							237,295	194,860	86,583
Alibaba
Investment in Weibo
Stock-based compensation charge recorded to reflect the difference between the proceeds received by employees and the fair value of the employee vested shares sold									27,100
Investor option liability		$ 76,500		$ 50,600
Gain (loss) recognized as subsequent change in fair value of investor option liability		$ (47,000)						(47,000)	21,100
Revenue derived from related parties							$ 186,000	126,000	69,100
Alibaba | Class A ordinary shares
Investment in Weibo
Stock-based compensation charge recorded to reflect the difference between the proceeds received by employees and the fair value of the employee vested shares sold									27,100
Weibo
Investment in Weibo
Loans receivable				$ 250,000
Reference interest rate							three month fixed-deposit rate of The People's Bank of China
Interest rate, minimum							2.55%
Interest rate, maximum							3.05%
Weibo
Investment in Weibo
Stock-based compensation charge recorded to reflect the difference between the proceeds received by employees and the fair value of the employee vested shares sold							$ 26,399	13,779	31,242
Number of Class A shares converted from Class B shares			1
Weibo | Preferred shares
Investment in Weibo
Shares outstanding | shares		30,046,154
Carrying Amount		$ 479,612
Weibo | Class A ordinary shares
Investment in Weibo
Shares issued from conversion of preferred shares (in shares) | shares						30,046,154
Number of votes each share is entitled to | Vote			1
Proceeds from IPO net of underwriting commissions and offering expenses	$ 301,300
Total share ownership							45.30%
Weibo | Class A ordinary shares | IPO
Investment in Weibo
Number of shares issued | shares	19,320,000					19,320,000
Weibo | Class B ordinary shares
Investment in Weibo
Number of votes each share is entitled to | Vote			3
Total share ownership							54.70%
Weibo | Alibaba
Investment in Weibo
Number of vested options repurchased | shares				3,500,000
Stock-based compensation charge recorded to reflect the difference between the proceeds received by employees and the fair value of the employee vested shares sold									27,100
Revenue derived from related parties							$ 137,400	$ 107,600	$ 49,100
Weibo | Alibaba | Preferred shares
Investment in Weibo
Fair value of preferred shares				$ 481,000
Weibo | Alibaba | Class A ordinary shares
Investment in Weibo
Initial fair value of ordinary shares recognized as non-controlling interest				54,200
Weibo | Alibaba | Class A ordinary shares | IPO
Investment in Weibo
Number of ordinary shares acquired by investor | shares	6,000,000
Weibo | Ali WB | Class A ordinary shares
Investment in Weibo
Number of shares issued | shares	6,000,000
Weibo
Investment in Weibo
Deemed contribution recognized	$ 61,200
Total share ownership							100.00%
Weibo | Class B ordinary shares
Investment in Weibo
Shares ownership percentage							54.70%
Weibo | Alibaba
Investment in Weibo
Amount invested in Weibo				$ 585,800
Ownership interest on a fully diluted basis (as a percent)				18.00%
Maximum percentage of ownership interest in subsidiary to be reached under option granted (as a percent)	30.00%			30.00%
Threshold percentage of sale of shares including prior sales considered for expiration of option to increase ownership interest				25.00%
Threshold amount of equity valuation considered to calculate exercise price of option				$ 5,500,000
Deemed contribution recognized	$ 15,300
Weibo | Alibaba | Preferred shares
Investment in Weibo
Number of shares of Weibo's purchased | shares				30,000,000
Weibo | Alibaba | Class A ordinary shares
Investment in Weibo
Number of shares of Weibo's purchased | shares				4,800,000
Ownership interest on a fully diluted basis (as a percent)							30.60%
Number of ordinary shares acquired by investor | shares	29,990,778					29,990,778
Percentage of discount applied on IPO offering price per share to calculate exercise price of option				15.00%
Weibo | Ali WB | Class A ordinary shares
Investment in Weibo
Number of ordinary shares acquired by investor | shares	21,067,300
Weibo | Others | Class A ordinary shares
Investment in Weibo
Ownership interest on a fully diluted basis (as a percent)							14.70%
Weibo | Weibo | Ali WB | Class A ordinary shares | Private placement
Investment in Weibo
Number of ordinary shares acquired by investor | shares	2,923,478
Weibo | Company | Alibaba | Class A ordinary shares
Investment in Weibo
Number of ordinary shares acquired by investor | shares	23,990,778
Percentage discount to IPO price applied to the shares acquired	15.00%
Weibo Funds | Weibo
Investment in Weibo
Number of limited liability partnerships transferrd | Partnership					2
Fixed cash consideration					$ 22,000
Weibo Funds, one | Weibo
Investment in Weibo
Equity interest transferred (as a percent)					55.00%
Weibo Funds, two | Weibo
Investment in Weibo
Equity interest transferred (as a percent)					85.00%